UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.
Please print or type.


	1.	Name and address of issuer:

                The UBS Funds
                One North Wacker Drive
                Chicago, IL  60606

	2.	The name of each series or class of securities
for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):  			[X]



	3.	Investment Company Act File Number:  811-6637

		Securities Act File Number:  33-47287


	4(a). Last day of fiscal year for which this form is filed:

                June 30, 2002


	4(b). [ ]  Check box if this Form is being filed late
		   (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
		   (See Instruction A.2)


	Note: If the Form is being filed late, interest must be paid on the registration fee due.


	4(c). [ ]  Check box if this is the last time the issuer
		   will be filing this Form.


	5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities
		sold during the fiscal year pursuant
		to section 24(f):		      $ 1,767,131,790

	(ii)	Aggregate price of securities
		redeemed or repurchased during
		the fiscal year:	       $ 1,733,301,258

	(iii)	Aggregate price of securities
		redeemed or repurchased during
		any prior fiscal year ending no
		earlier than October 11, 1995
		that were not previously used
		to reduce registration fees
		payable to the Commission:    $    303,841,545

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:	      $ 2,037,142,803

	(v)	Net sales - if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
   		from Item 5(i)]:	              $          0.00


	(vi)	Redemption credits available for
		use in future years if Item 5(i)
		is less than Item 5(iv) [subtract
		Item 5(iv) from Item 5(i)]:   	      $  (270,011,013)

	(vii)	Multiplier for determining
		registration fee (See
		Instruction C.9):		      x        .000092

	(viii)	Registration fee due
		[multiply Item 5(v) by
		Item 5(vii)] (enter "0"
		if no fee is due):	   	    = $          0.00

	6.	Prepaid Shares

		If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____0____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____0____.

	7.	Interest due - if this
		Form is being filed more
		than 90 days after the
		end of the issuer's fiscal
		year (see Instruction D):	    + $          0.00


	8.	Total of the amount of the
		registration fee due plus
		any interest due [line 5(viii)
		plus line 7]:       		    = $          0.00



9. Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:  		N/A


	Method of Delivery:

	[ ]  Wire Transfer
	[ ]  Mail or other means


                            SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title)*   /s/ Joseph T. Malone

			     Joseph T. Malone, Assistant Treasurer

Date: September 20, 2002

*Please print the name and title of the signing officer below the signature.